Reserves	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Reserves
RESERVES

The following table highlights the classes of reserves included in the Corporation’s equity as at December 31, 2019 and December 31, 2018 and the movements in the related reserves balances for the year ended December 31, 2019 and the year ended December 31, 2018:

In thousands of U.S. Dollars	Acquisition reserve	Warrants	Equity	Treasury	Cumulative translation	Financial assets at FVOCI	Cash flow hedging	Other	Total
Balance – January 1, 2018	—	14,688	36,865	(29,542)	(120,694)	168	(33,983)	(9,629)	(142,127)
Cumulative translation adjustments	—	—	—	—	(93,350)	—	—	—	(93,350)
Stock-based compensation	—	—	12,806	—	—	—	—	—	12,806
Exercise of stock options and settlement of equity awards	—	—	(6,982)	—	—	—	—	—	(6,982)
Re-allocation from warrants reserve to share capital for exercised warrants	—	(14,688)	—	—	—	—	—	—	(14,688)
Reclassified to net earnings	—	—	—	—	—	(311)	(45,271)	—	(45,582)
Unrealized (losses) gains	—	—	—	—	—	(339)	41,201	—	40,862
Deferred taxes	—	—	—	—	—	53	—	—	53
Reversal of deferred tax on stock-based compensation	—	—	(359)	—	—	—	—	—	(359)
Reversal of impairment of financial instruments at FVOCI	—	—	—	—	—	(84)	—	—	(84)
Further acquisition of subsidiary	(220,023)	—	—	—	—	—	—	(155)	(220,178)
Balance – December 31, 2018	(220,023)	—	42,330	(29,542)	(214,044)	(513)	(38,053)	(9,784)	(469,629)
Cumulative translation adjustments	—	—	—	—	131,286	—	—	—	131,286
Stock-based compensation	—	—	18,842	—	—	—	—	—	18,842
Exercise of stock options and settlement of equity awards	—	—	(4,543)	—	—	—	—	—	(4,543)
Reclassified to net earnings (loss)	—	—	—	—	—	(58)	(34,916)	—	(34,974)
Unrealized gains	—	—	—	—	—	1,155	14,450	—	15,605
Obligation to acquire non-controlling interest in BetEasy	(105,855)	—	—	—	—	—	—	—	(105,855)
Deferred taxes	—	—	—	—	26,089	(166)	—	—	25,923
Impairment of financial instruments at FVOCI	—	—	—	—	—	62	—	—	62
Balance – December 31, 2019	(325,878)	—	56,629	(29,542)	(56,669)	480	(58,519)	(9,784)	(423,283)

Acquisition reserve

On February 27, 2018, a subsidiary of the Corporation completed its acquisition of a 62% interest in BetEasy. On April 24, 2018, a subsidiary of the Corporation acquired an additional 18% interest in BetEasy and on the same date, BetEasy completed its acquisition of 100% of the former William Hill Australia business. The carrying amounts of the controlling and non-controlling interest were adjusted to reflect the changes in the Corporation’s equity interest in BetEasy. The change in carrying amounts were recognized directly in equity in acquisition reserve and any difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration paid was attributed to the Corporation.

On December 3, 2019, the Corporation announced that it agreed with the holders of the non-controlling interest of BetEasy to acquire the remaining 20% interest in the company for AUD$151 million within 90 days following the earlier of either the issuance of the Corporation’s audited financial statements for the year-ended December 31, 2020 or the completion of the previously announced board-recommended all share combination of the Corporation with Flutter (the “BetEasy Minority Acquisition”). See note 31. Upon acquisition of the 20% interest, the Corporation will be obligated to make a contractual payment to a third-party supplier of BetEasy. The recognition of a liability in respect of the Corporation’s obligation to acquire the remaining 20% interest in BetEasy and a portion of the above mentioned contractual payment resulted in a corresponding increase to the acquisition reserve.

Cumulative translation adjustments

Exchange differences relating to the translation of the net assets of the Corporation’s foreign operations from their functional currency into the Corporation’s presentational currency are recognized directly in the Cumulative translation adjustment reserve. This reserve also recognizes the realized and unrealized gains and losses in derivative instruments designated as net investment hedges. See note 19.

Cash flow hedging reserve

This reserve recognizes realized and unrealized gains and losses in derivative instruments designated as cash flow hedges. See note 19.

Stock Options

The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2019		As at December 31, 2018
Exercise price	Number of options	Weighted average exercise price CDN$	Number of options	Weighted average exercise price CDN$
Beginning balance	4,741,930	26.49	6,875,616	25.24
Issued	12,500	22.25	—	—
Exercised	(726,300)	22.18	(1,731,761)	23.23
Forfeited	(931,073)	27.77	(401,925)	19.17
Ending balance	3,097,057	27.05	4,741,930	26.49

The outstanding stock options issued under the Plans are exercisable at prices ranging from CDN$4.20 to CDN$35.30 per share and have a weighted average contractual term of 2.2 years.

The weighted average exercise price of options exercised during the year ended December 31, 2019 was CDN$22.18 (December 31, 2018 - CDN$23.23).

A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise price CDN$	Number of options	Weighted average outstanding maturity period (years)	Number of options	Weighted average outstanding maturity period (years)
0.01 to 8.00	2,000	0.02	2,000	0.02
8.01 to 16.00	40,000	3.03	30,000	3.03
16.01 to 24.00	968,300	2.49	932,500	2.43
24.01 to 32.00	1,364,605	1.88	1,364,605	1.88
32.01 to 40.00	722,152	1.20	722,152	1.20
	3,097,057	2.18	3,051,257	2.15

The Corporation recorded a compensation expense for the year ended December 31, 2019 of $0.5 million (December 31, 2018 - $3.2 million) relating to stock options. As at December 31, 2019, the Corporation had $nil of unrecognized compensation expense to be recorded in future periods and relating to outstanding and unvested stock options.

RSUs

The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	220,200	$29.72	141,064	$22.46
Issued	697,498	$24.18	123,833	$31.92
Vested and settled	(93,225)	$28.72	(35,268)	$22.47
Forfeited	(46,002)	$30.22	(9,429)	$22.58
Balance as at December 31	778,471	$25.42	220,200	$29.72

The Corporation recorded a compensation expense for the year ended December 31, 2019 of $6.3 million (December 31, 2018 - $2.1 million) relating to RSUs. As at December 31, 2019, the Corporation had $8.3 million of unrecognized compensation expense to be recorded in future periods and relating to outstanding and unvested RSUs.

PSUs

The following table provides information about outstanding PSUs issued by the Corporation under the 2015 Equity Incentive Plan. The issued and outstanding PSUs below include certain grants for which the Corporation may issue additional PSUs ranging from 0% - 100% of target units based upon the achievement of market vesting conditions. The performance and market vesting conditions associated with the PSU’s are based on Adjusted EBITDA, revenue, and the Corporation’s share price targets or a combination thereof.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	936,134	$30.81	418,188	$22.47
Issued	2,687,550	$24.15	552,874	$36.77
Vested and settled	—	$—	—	$—
Forfeited	(101,570)	$31.44	(34,928)	$25.30
Balance as at December 31	3,522,114	$25.71	936,134	$30.81

The Corporation recorded a compensation expense for the year ended December 31, 2019 of $10.8 million (December 31, 2018 - $4.9 million) relating to PSUs. As at December 31, 2019, the Corporation had $27.1 million of unrecognized compensation expense to be recorded in future periods and relating to outstanding and unvested PSUs.

DSUs

The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	201,255	$26.37	92,703	$22.65
Issued	90,446	$23.68	133,383	$29.54
Vested and settled	—	$—	(24,831)	$29.55
Forfeited	—	$—	—	$—
Balance as at December 31	291,701	$25.53	201,255	$26.37

The Corporation recorded a compensation expense for the year ended December 31, 2019 of $1.2 million (December 31, 2018 - $2.6 million) relating to DSUs. As at December 31, 2019, the Corporation had $0.5 million of unrecognized compensation expense to be recorded in future periods and relating to outstanding and unvested DSUs.

Dividend Equivalents

During the years ended December 31, 2019 and 2018, no dividends were declared.